As filed with the Securities and Exchange Commission on November 12, 2004
                                 Registration Nos. 333-85618; 811-7935
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No.                                         [ ]
   Post-Effective Amendment No. 10                                     [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No.                                                       [X]

                              SEPARATE ACCOUNT NY-B
                           (Exact Name of Registrant)

                        RELIASTAR LIFE INSURANCE COMPANY
                                   OF NEW YORK
                               (Name of Depositor)

                          1000 Woodbury Road, Suite 208
                               Woodbury, NY 11797
                                 (800) 963-9539
         (Address and Telephone Number of Depositor's Principal Offices)


         Linda E. Senker, Esq.                  James Shuchart, Esq.
         ReliaStar Life Insurance               ING
         Company of New York                    1475 Dunwoody Drive
         1475 Dunwoody Drive                    West Chester, PA  19380
         West Chester, PA 19380                 (610) 425-3563
         (610) 425-4139

                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [ ]  on (date) pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [X]  on December 17, 2004 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Deferred Combination Variable and Fixed Annuity Contracts

-------------------------------------------------------------------------------
Approximate date of Proposed Public Offering: As soon as practicable after the effectiveness of this Registration Statement.

Title of Securities Being Registered:
Interests in a separate account under flexible premium deferred variable annuity contracts.
--------------------------------------------------------------------------------

                                EXPLANATORY NOTE

The purpose of this Post-Effective Amendment No. 10 is to prevent Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 333-85618) filed on September 17, 2004 from automatically going effective on November 16, 2004. We have received comments on the prospectus contained in Post-Effective Amendment No. 9 from the Staff, and we are currently working to address those comments.

                                 PART A, B and C

Part A of this Post-Effective Amendment No. 10 incorporate by reference Part A of Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-85618) as filed electronically on August 18, 2004. Parts B and C of this Post-Effective Amendment No. 10 incorporate by reference Parts B and C of Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-85618) as filed electronically on April 16, 2004

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment to its Registration Statement on Form N-4 meets the requirements of Securities Act Rule 485(b) for effectiveness and has caused this Post-Effective Amendment to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania on this 12th day of November, 2004.


                                     SEPARATE ACCOUNT NY-B
                                     (Registrant)

                                By:  RELIASTAR LIFE INSURANCE
                                     COMPANY OF NEW YORK
                                     (Depositor)

                                By:
                                     --------------------
                                     James R. Gelder*
                                     President (principle executive officer)

     By: /s/ Linda E. Senker
        ----------------------
         Linda E. Senker
         Counsel of Depositor

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on November 12, 2004.

       Signature                         Title
       ---------                         -----


                                         President and Director
      -------------------                (principle executive officer)
      James R. Gelder*

                                         Chief Accounting Officer
      --------------------
      Roger W. Fisher*

                      DIRECTORS OF DEPOSITOR


      ---------------------
      Audrey R. Kavanagh*

      ---------------------
      R. Michael Conley*

      ---------------------
      Mark A. Tullis*

      ---------------------
      Ulric Haynes, Jr.*

      ---------------------
      Brian D. Comer*

      ---------------------
      James F. Lille*

      ---------------------
      David A. Wheat*                    Chief Financial Officer

      ---------------------
      Charles B. Updike*

      ----------------------
      Ross M. Weale*

      ----------------------
      Stephen J. Preston*

      ----------------------
      Gregory G. McGreevey*

      ----------------------
      Catherine H. Smith

   By: /s/Linda E. Senker, Attorney-in-Fact
      -------------------
        Linda E. Senker



*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.